------------------------------------------------------------------------------------------------------------------------------------
                                               SEPARATE ACCOUNT VA-P - PIONEER VISION
------------------------------------------------------------------------------------------------------------------------------------
                                      STATEMENTS OF ASSETS AND LIABILITIES o DECEMBER 31, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                            INTERNATIONAL GROWTH  CAPITAL GROWTH   REAL ESTATE GROWTH
                                                                SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                                     251                 252               253
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Pioneer Variable Contracts Trust....     $ 2,684,784        $ 9,219,862         $   392,808
Accrued investment income...................................              --                 --                  --
Receivable from Allmerica Financial Life Insurance
  and Annuity Company (Sponsor).............................           6,597             22,948               2,655
                                                                 -----------        -----------         -----------
   Total assets.............................................       2,691,381          9,242,810             395,463

LIABILITIES:
Payable to Allmerica Financial Life Insurance
  and Annuity Company (Sponsor).............................              --                 --                  --
                                                                 -----------        -----------         -----------
   Net assets...............................................       2,691,381        $ 9,242,810         $   395,463
                                                                 ===========        ===========         ===========

Net asset distribution by category:
   Qualified variable annuity policies......................       $ 459,805        $ 2,244,484         $   110,063
Non-qualified variable annuity policies.....................       2,231,576          6,998,326             285,400
   Value of investment by Allmerica Financial Life Insurance
     and Annuity Company (Sponsor)..........................              --                 --                  --
                                                                 -----------        -----------         -----------
                                                                 $ 2,691,381        $ 9,242,810         $   395,463
                                                                 ===========        ===========         ===========

Qualified units outstanding, December 31, 1995..............         420,313          1,938,108              95,184
Net asset value per qualified unit, December 31, 1995.......     $  1.093958        $  1.158080         $  1.156319
Non-qualified units outstanding, December 31, 1995..........       2,039,910          6,043,042             246,818
Net asset value per non-qualified unit, December 31, 1995...     $  1.093958        $  1.158080         $  1.156319


 The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                               SEPARATE ACCOUNT VA-P - PIONEER VISION
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     EQUITY INCOME          BALANCED         AMERICA INCOME        MONEY MARKET      SWISS FRANC BOND
      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
          254                  255                 256                  257                 258
------------------------------------------------------------------------------------------------------------------------------------

       $ 6,752,789         $ 2,529,155          $ 3,397,788          $ 3,303,968         $    89,018
                --                  --               13,341                9,837                  --

            33,729                  --                   --                   --                  --
       -----------         -----------          -----------          -----------         -----------
         6,786,518           2,529,155            3,411,129            3,313,805              89,018



                --                 324                2,430                3,029                  42
       -----------         -----------          -----------          -----------         -----------
       $ 6,786,518         $ 2,528,831          $ 3,408,699          $ 3,310,776         $    88,976
       ===========         ===========          ===========          ===========         ===========


       $ 1,593,072        $    865,639         $    514,232          $ 1,724,639         $    60,048
         5,193,446           1,663,192            2,894,467            1,586,137              28,728

                --                  --                   --                   --                 200
       -----------         -----------          -----------          -----------         -----------
       $ 6,786,518         $ 2,528,831          $ 3,408,699          $ 3,310,776         $    88,976
       ===========         ===========          ===========          ===========         ===========

         1,303,431             743,165              492,994            1,672,389              59,959
       $  1.222215         $  1.164800          $  1.043081          $  1.031243         $  1.001476
         4,249,208           1,427,878            2,774,920            1,538,083              28,685
       $  1.222215         $  1.164800          $  1.043081          $  1.031243         $  1.001476

------------------------------------------------------------------------------------------------------------------------------------
                                               SEPARATE ACCOUNT VA-P - PIONEER VISION
------------------------------------------------------------------------------------------------------------------------------------
                                                      STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------
                                                           INTERNATIONAL GROWTH  CAPITAL GROWTH REAL   ESTATE GROWTH
                                                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                   251(a)             252(b)               253(c)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends................................................      $ 24,231            $109,271            $  6,947
                                                                  --------            --------            --------

EXPENSES:
   Mortality and expense risk fees..........................         7,710              33,097               1,229
   Administrative expense charges...........................           925               3,971                 148
                                                                  --------            --------            --------
     Total expenses.........................................         8,635              37,068               1,377
                                                                  --------            --------            --------

   Net investment income (loss).............................        15,596              72,203               5,570
                                                                  --------            --------            --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain........................................         3,151               2,197                 891
   Net unrealized gain (loss)...............................        41,577              93,617              14,788
                                                                  --------            --------            --------

   Net realized and unrealized gain (loss) on investments....       44,728              95,814              15,679
                                                                  --------            --------            --------

   Net increase (decrease) in net assets from operations....      $ 60,324            $168,017            $ 21,249
                                                                  ========            ========            ========


(a) For the period March 29, 1995 (date of initial investment) to December 31, 1995
(b) For the period March 2, 1995 (date of initial investment) to December 31, 1995
(c) For the period March 7, 1995 (date of initial investment) to December 31, 1995
(d) For the period March 3, 1995(date of initial investment) to December 31, 1995
(e) For the period April 7, 1995 (date of initial investment) to December 31, 1995
(f) For the period May 5, 1995 (date of initial investment) to December 31, 1995
(g) For the period March 3, 1995 (date of initial investment) to December 31, 1995
(h) For the period October 27, 1995 (date of initial investment) to December 31, 1995


   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                               SEPARATE ACCOUNT VA-P - PIONEER VISION
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
            EQUITY INCOME          BALANCED          AMERICA INCOME          MONEY MARKET        SWISS FRANC BOND
             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
               254(d)               255(e)               256(f)                 257(g)                258(h)
------------------------------------------------------------------------------------------------------------------------------------

              $  47,323            $  18,380            $  33,200             $  46,090                    --
              ---------            ---------            ---------             ---------                ------


                 19,828                6,302                7,750                11,414                $   38
                  2,379                  756                  930                 1,370                     4
              ---------            ---------            ---------             ---------                ------
                 22,207                7,058                8,680                12,784                    42
              ---------            ---------            ---------             ---------                ------

                 25,116               11,322               24,520                33,306                   (42)
              ---------            ---------            ---------             ---------                ------



                  5,211                  559                1,887                    --                    --
                328,176               89,378               47,373                    --                   (18)
              ---------            ---------            ---------             ---------                ------

                333,387               89,937               49,260                    --                   (18)
              ---------            ---------            ---------             ---------                ------

              $ 358,503            $ 101,259            $  73,780             $  33,306                $  (60)
              =========            =========            =========             =========                ======

------------------------------------------------------------------------------------------------------------------------------------
                                               SEPARATE ACCOUNT VA-P - PIONEER VISION
------------------------------------------------------------------------------------------------------------------------------------
                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                               INTERNATIONAL GROWTH        CAPITAL GROWTH     REAL ESTATE GROWTH
                                                                 SUB-ACCOUNT 251           SUB-ACCOUNT 252       SUB-ACCOUNT 253
                                                                    PERIOD FROM              PERIOD FROM           PERIOD FROM
                                                                3/29/95* TO 12/31/95    3/2/95* TO 12/31/95   3/7/95* TO 12/31/95
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income (loss).............................       $    15,596               $    72,203            $   5,570
   Net realized gain from security transactions.............             3,151                     2,197                  891
   Net unrealized gain (loss) on investments................            41,577                    93,617               14,788
                                                                   -----------               -----------            ---------

   Net increase (decrease) in net assets from operations....            60,324                   168,017               21,249
                                                                   -----------               -----------            ---------


  FROM CAPITAL TRANSACTIONS:
   Net purchase payments....................................         1,750,481                 5,686,038              293,637
   Terminations.............................................           (25,826)                  (72,466)              (5,880)
   Annuity benefits.........................................            (5,915)                   (5,593)              (5,865)
   Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and Annuity
       Company (Sponsor)....................................           912,317                 3,466,814               92,322
   Net increase in investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)..................                --                        --                   --
                                                                   -----------               -----------            ---------
   Net increase in net assets from capital transactions.....         2,631,057                 9,074,793              374,214
                                                                   -----------               -----------            ---------
   Net increase in net assets...............................         2,691,381                 9,242,810              395,463


  NET ASSETS:
   Beginning of period......................................                --                        --                   --
                                                                   -----------               -----------            ---------
   End of period............................................       $ 2,691,381               $ 9,242,810            $ 395,463
                                                                   ===========               ===========            =========

   * Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                               SEPARATE ACCOUNT VA-P - PIONEER VISION
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
         EQUITY INCOME              BALANCED              AMERICA INCOME          MONEY MARKET        SWISS FRANC BOND
        SUB-ACCOUNT 254          SUB-ACCOUNT 255          SUB-ACCOUNT 256        SUB-ACCOUNT 257       SUB-ACCOUNT 258
          PERIOD FROM              PERIOD FROM              PERIOD FROM            PERIOD FROM           PERIOD FROM
      3/3/95* TO 12/31/95      4/7/95* TO 12/31/95      5/5/95* TO 12/31/95    3/3/95* TO 12/31/95  10/27/95* TO 12/31/95
---------------------------------------------------------------------------------------------------------------------------

          $    25,116              $    11,322               $    24,520           $    33,306              $       (42)
                5,211                      559                     1,887                    --                       --
              328,176                   89,378                    47,373                    --                      (18)
          -----------              -----------               -----------           -----------              -----------

              358,503                  101,259                    73,780                33,306                      (60)
          -----------              -----------               -----------           -----------              -----------



            3,909,899                1,304,564                 2,777,730            12,369,722                   28,750
              (76,382)                 (19,783)                  (65,220)             (153,272)                      --
               (6,919)                      --                   (42,887)                   --                       --


            2,601,417                1,142,791                   665,296            (8,938,980)                  60,086

                   --                       --                        --                    --                      200
          -----------              -----------               -----------           -----------              -----------
            6,428,015                2,427,572                 3,334,919             3,277,470                   89,036
          -----------              -----------               -----------           -----------              -----------

            6,786,518                2,528,831                 3,408,699             3,310,776                   88,976



                   --                       --                        --                    --                       --
          -----------              -----------               -----------           -----------              -----------
          $ 6,786,518              $ 2,528,831               $ 3,408,699           $ 3,310,776              $    88,976
          ===========              ===========               ===========           ===========              ===========

--------------------------------------------------------------------------------

                     SEPARATE ACCOUNT VA-P - PIONEER VISION
--------------------------------------------------------------------------------
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1995


NOTE 1 - ORGANIZATION

  Separate Account VA-P (VA-P) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (formerly named SMA Life Assurance Company) (the Company), established on March 1, 1995 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. Effective October 16, 1995, concurrent with the demutualization, State Mutual Life Assurance Company of America changed their name to First Allmerica Financial Life Insurance Company (First Allmerica).The Company is a wholly-owned subsidiary of First Allmerica. Under applicable insurance law, the assets and liabilities of VA-P are clearly identified and distinguished from the other assets and liabilities of the Company. VA-P cannot be charged with liabilities arising out of any other business of the Company.

  VA-P is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). VA-P currently offers eight Sub-Accounts under the policies. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Pioneer Variable Contracts Trust (the Fund). Each Portfolio is managed by Pioneering Management Corporation (Pioneer), except the Real Estate Growth Portfolio, which is managed by Pioneer Winthrop Advisors. The Fund is an open-end, diversified series management investment company registered under the 1940 Act.

  Separate Account VA-P has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  Investments - Security transactions are recorded on the trade date. Investments in shares of the Fund are stated at the net asset value per share of the respective investment portfolio of the Fund. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Fund at net asset value.

  Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of VA-P. Therefore, no provision for income taxes has been charged against VA-P.

NOTE 3 - INVESTMENTS

  The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Fund at December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  PORTFOLIO INFORMATION
 SUB-           INVESTMENT                       NUMBER OF              AGGREGATE                  NET ASSET
ACCOUNT          PORTFOLIO                        SHARES                  COST                  VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
        PIONEER VARIABLE CONTRACTS TRUST:

 251    International Growth                     245,634             $ 2,643,207                  $ 10.93
 252    Capital Growth                           796,877               9,126,245                    11.57
 253    Real Estate Growth                        34,979                 378,021                    11.23
 254    Equity Income                            554,872               6,424,613                    12.17
 255    Balanced                                 213,071               2,439,778                    11.87
 256    America Income                           333,771               3,350,415                    10.18
 257    Money Market                           3,303,968               3,303,968                     1.00
 258    Swiss Franc Bond                           5,911                  89,036                    15.06

NOTE 4 - RELATED PARTY TRANSACTIONS

  The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis.

  A policy fee is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less. The policy fee is $30. The policy fee is currently waived for policies originally issued as part of a 401(k) plan. For the period ended December 31, 1995, there were no policy fees deducted from accumulated value in the Sub-Accounts.

  Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of VA-P, and does not receive any compensation for sales of the VA-P policies. Commissions are paid by the Company to registered representatives of broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the period ended December 31, 1995, the Company received $2,052 for contingent deferred sales charges applicable to VA-P.

NOTE 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

  Transactions from policyowners and sponsor were as follows:
--------------------------------------------------------------------------------
                                                 PERIOD ENDED DECEMBER 31, 1995
                                                    UNITS          AMOUNT
--------------------------------------------------------------------------------
Sub-Account 251 - International Growth
Issuance of units ...........................      2,569,925     $ 2,750,937
Redemption of units .........................       (109,702)       (119,880)
                                                 -----------     -----------
Net increase ................................      2,460,223     $ 2,631,057
                                                 ===========     ===========
Sub-Account 252 - Capital Growth
Issuance of units ...........................      8,250,461     $ 9,494,894
Redemption of units .........................       (269,311)       (420,101)
                                                 -----------     -----------
Net increase ................................      7,981,150     $ 9,074,793
                                                 ===========     ===========
Sub-Account 253 - Real Estate Growth
Issuance of units ...........................        365,012     $   399,742
Redemption of units .........................        (23,010)        (25,528)
                                                 -----------     -----------
Net increase ................................        342,002     $   374,214
                                                 ===========     ===========
Sub-Account 254 - Equity Income
Issuance of units ...........................      5,729,620     $ 6,670,540
Redemption of units .........................       (176,981)       (242,525)
                                                 -----------     -----------
Net increase ................................      5,552,639     $ 6,428,015
                                                 ===========     ===========
Sub-Account 255 - Balanced
Issuance of units ...........................      2,193,672     $ 2,452,799
Redemption of units .........................        (22,629)        (25,227)
                                                 -----------     -----------
Net increase ................................      2,171,043     $ 2,427,572
                                                 ===========     ===========
Sub-Account 256 - America Income
Issuance of units ...........................      3,712,800     $ 3,843,833
Redemption of units .........................       (444,886)       (508,914)
                                                 -----------     -----------
Net increase ................................      3,267,914     $ 3,334,919
                                                 ===========     ===========
Sub-Account 257 - Money Market
Issuance of units ...........................     12,303,426     $12,567,146
Redemption of units .........................     (9,092,954)     (9,289,676)
                                                 -----------     -----------
Net increase ................................      3,210,472     $ 3,277,470
                                                 ===========     ===========
Sub-Account 258 - Swiss Franc Bond
Issuance of units ...........................         88,644     $    89,036
Redemption of units .........................    -----------     -----------
Net increase ................................         88,644     $    89,036
                                                 ===========     ===========

NOTE 6 - DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

  The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that VA-P satisfies the current requirements of the regulations, and it intends that VA-P will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

  Cost of purchases and proceeds from sales of the Fund shares by VA-P during the period ended December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
SUB-
 ACCOUNT            INVESTMENT PORTFOLIO                            PURCHASES                 SALES

------------------------------------------------------------------------------------------------------------------------------------
251        International Growth ...................                $  2,730,760             $    90,704
252        Capital Growth .........................                   9,295,419                 171,371
253        Real Estate Growth .....................                     403,781                  26,651
254        Equity Income ..........................                   6,562,004                 142,602
255        Balanced ...............................                   2,456,092                  16,874
256        America Income .........................                   3,681,265                 332,737
257        Money Market ...........................                   8,817,858               5,513,890
258        Swiss Franc Bond .......................                      89,037                      --
                                                                   ------------             -----------
           Totals                                                  $ 34,036,216             $ 6,294,829
                                                                   ============             ===========

REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and Policyowners of Separate Account VA-P - Pioneer Vision of Allmerica Financial
Life Insurance and Annuity Company


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (251, 252, 253, 254, 255, 256, 257, and 258) constituting the Separate Account VA-P - Pioneer Vision of Allmerica Financial Life Insurance and Annuity Company at December 31, 1995, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1995 by correspondence with the Fund, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts


February 23, 1996